Other financial assets (Schedule of other financial assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Derivative assets	$ 2,736	$ 1,712
Restricted cash	337	337
Other current financial assets	3,073	2,049
Non-current
Investments at fair value through profit or loss	15,669	11,287
Total other financial assets	$ 18,742	$ 13,336